Earnings Per Share - Reconciliation of Earnings Used for Earnings per Share Calculations (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings per share [abstract]
Earnings attributable to common shareholders	$ 126	$ 180	$ 319	$ 284
Less: Dividends declared on preference shares		(1)	(1)	(2)
Earnings used in consolidated earnings per share	126	179	318	282
Less: Loss from discontinued operations, net of tax	(5)	(27)	(3)	(37)
Earnings used in earnings per share from continuing operations	$ 131	$ 206	$ 321	$ 319